COMMITMENTS AND CONTINGENCIES (Details) $ / shares in Units, $ in Millions				1 Months Ended											12 Months Ended
	Jun. 06, 2017 $ / shares shares	Oct. 09, 2016 USD ($)	Oct. 09, 2016 CNY (¥)	Nov. 30, 2020 USD ($) shares	Sep. 30, 2020 USD ($)	Apr. 30, 2020 USD ($)	Apr. 30, 2020 CNY (¥)	Apr. 30, 2019 USD ($)	Mar. 31, 2019 USD ($) shares	Jan. 31, 2019 USD ($)	Oct. 31, 2016 USD ($)	Oct. 31, 2016 CNY (¥)	Jun. 30, 2016 HKD ($) shares	Aug. 31, 2014 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jul. 31, 2020 USD ($)	Jun. 30, 2020	Dec. 31, 2019 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CNY (¥)	Dec. 31, 2016	Oct. 31, 2016 CNY (¥)	Jun. 30, 2016 USD ($)	May 31, 2016	Nov. 24, 2015 USD ($)
Loss Contingencies
Funds raised for the development of CrossFire new mobile game															$ 8,630,080					¥ 56,311,274			¥ 57,499,910
Funds required for the development of CrossFire new mobile game																					$ 800,000
Investments in equity investees | ¥																							10,000,000
Initial deposit paid for investments								$ 5,000,000										¥ 34,881,000	¥ 0
Number of installments to pay capital contribution					3,000,000
Total aggregated claim					$ 13,000,000
Redeemable convertible preferred shares redemption value															182,394	¥ 1,190,122		12,827,598
Maximum assets worldwide not to be disposed off															55,500,000
Minimum Guarantee Payment					13,000,000
Upfront Payment					$ 3,000,000
12% Convertible Senior Notes Due 2018
Loss Contingencies
Interest rate (as a percent)																														12.00%
Principal amount																														$ 40,050,000
Copyright infringements
Loss Contingencies
Total aggregated claim															500,000	3,000,000
2004 Option Plan
Loss Contingencies
Number of options canceled | shares	10,806,665
Common stock par value | $ / shares	$ 0.01
Beijing Ti Knight
Loss Contingencies
Purchase commitment amount															900,000	6,000,000
Joint venture to manufacture, market, distribute and sell electric cars
Loss Contingencies
Initial deposit paid for investments									$ 5,000,000
Joint venture to manufacture, market, distribute and sell electric cars | Maximum
Loss Contingencies
Investment commitments									600,000,000
Equity Method Investment Funding Commitment									600,000,000
System Link Corporation Limited ('System Link")
Loss Contingencies
Refund of court acceptance fee paid																	$ 600,000	¥ 3,800,000
First Installment | Series B Redeemable Convertible Preferred Shares
Loss Contingencies
Redeemable convertible preferred shares redemption value															16,500,000
Second Installment | Series B Redeemable Convertible Preferred Shares
Loss Contingencies
Redeemable convertible preferred shares redemption value															18,100,000
Third Installment | Series B Redeemable Convertible Preferred Shares
Loss Contingencies
Redeemable convertible preferred shares redemption value															19,900,000
FF Intelligent Mobility Global Holdings Ltd. ("FF Intelligent")
Loss Contingencies
Initial deposit paid for investments				$ 5,000,000					$ 5,000,000
Number Of Shares In To Which Initial Deposit On Investments Were Converted | shares				2,994,011					2,994,011
Shanghai The9 Information Technology Co., Ltd. ("Shanghai IT") | Beijing Ti Knight
Loss Contingencies
Investment commitments															600,000					4,100,000				$ 1,400,000	¥ 9,000,000
Investments in equity investees																	800,000						4,900,000
Purchase commitment amount		$ 600,000	¥ 4,100,000												1,000,000	6,800,000
Maximum accumulated investment for waiving purchase commitment															900,000	¥ 6,000,000
Equity Method Investment Funding Commitment															$ 600,000					¥ 4,100,000				$ 1,400,000	¥ 9,000,000
L&A International Holding Limited
Loss Contingencies
Line of credit amount													$ 92.3															$ 11,900,000
Interest rate (as a percent)													2.00%															2.00%
Line of credit , duration													24 months
Amount of shares pledged | shares													417,440,000
Percentage of shares owned													58.10%									35.00%				37.00%		58.10%	10.40%
Red 5 Studios, Inc. ("Red 5") | Series B Redeemable Convertible Preferred Shares
Loss Contingencies
Redeemable convertible preferred shares issued, shares | shares														27,438,952
New Star International Development Ltd ("New Star") | Series A Preferred Stock
Loss Contingencies
Redeemable convertible preferred shares issued, shares | shares															39,766,589	39,766,589
Jiu Gang | Smilegate
Loss Contingencies
Share ownership for investments accounted for under equity method (as a percent)															20.00%					20.00%
Jiu Gang | Shenzhen EN-plus Technologies Co., Ltd. ("EN+")
Loss Contingencies
Share ownership for investments accounted for under equity method (as a percent)															80.00%					80.00%
Jiu Gang | Joint venture related to new energy electric vehicles
Loss Contingencies
Investment commitments																	7,700,000						50,000,000
Equity Method Investment Funding Commitment																	$ 7,700,000						¥ 50,000,000
CrossFire New Mobile Game | Smilegate
Loss Contingencies
Period for payment of minimum guarantee for royalty										30 days
CrossFire New Mobile Game | Minimum | Smilegate
Loss Contingencies
Guarantee for royalty										$ 2,000,000
CrossFire New Mobile Game | Inner Mongolia Culture Assets and Equity Exchange
Loss Contingencies
Funds raised for the development of CrossFire new mobile game											$ 8,800,000				$ 8,800,000					¥ 57,500,000							¥ 57,500,000
Additional funds aimed to be raised for the development of CrossFire new mobile game											15,300,000				15,300,000					100,000,000							¥ 100,000,000
Funds required for the development of CrossFire new mobile game															$ 24,100,000					¥ 157,500,000
Principal amount of refund claimed through civil suit						$ 8,800,000	¥ 57,500,000				8,800,000	¥ 57,500,000
Interest amount of refund claimed through civil suit						$ 700,000	¥ 4,600,000				$ 700,000	¥ 4,600,000